Series A and B Redeemable Convertible Preferred Stock Warrants and Tranche Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of Fair Value Measurement Inputs
The redeemable convertible preferred stock warrants were valued using the following assumptions under the Black-Scholes option-pricing model:

	Initial Issuance Date	Subsequent Issuance Date	December 31, 2020	February 11, 2021	March 11, 2021
Stock price	$5.80	$5.80	$7.11	$10.27	$8.44
Term (years)	10.00	9.31	2.00	2.00	2.00
Expected volatility	57.81%	57.35%	76.00%	76.00%	76.00%
Risk-free interest rate	3.06%	1.75%	0.13%	0.13%	0.13%
Dividend yield	0%	0%	0%	0%	0%
The Private Placement warrants were valued using the following assumptions under the Black-Scholes option-pricing model:

	March 11, 2021	December 31, 2021
Stock price	$12.00	$5.20
Exercise price of warrant	$11.50	$11.50
Term (years)	5.00	4.19
Expected volatility	27.00%	57.00%
Risk-free interest rate	0.78%	1.14%